DBX ETF Trust | 1
Schedule of Investments
Xtrackers S&P 500 Value Scored & Screened ETF
May 31, 2025 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 99.8%
Communication Services
— 3.8%
AT&T, Inc.
2,939 81,704
Electronic Arts, Inc.
58 8,339
Fox Corp., Class A
89 4,890
Fox Corp., Class B
55 2,765
Interpublic Group of Cos., Inc.
153 3,666
Match Group, Inc.
103 3,084
News Corp., Class A
145 4,095
News Corp., Class B
30 981
Omnicom Group, Inc.
81 5,949
Paramount Global, Class B
246 2,977
Take-Two Interactive Software,
Inc. *
68 15,387
T-Mobile US, Inc.
93 22,525
Walt Disney Co.
743 83,989
Warner Bros Discovery, Inc. *
917 9,142
(Cost $209,780)
249,493
Consumer Discretionary — 5.1%
Aptiv PLC *
94 6,280
Best Buy Co., Inc.
80 5,302
Caesars Entertainment, Inc. *
87 2,339
D.R. Horton, Inc.
116 13,695
Darden Restaurants, Inc.
27 5,784
eBay, Inc.
65 4,756
Ford Motor Co.
1,599 16,598
General Motors Co.
409 20,291
Hasbro, Inc.
54 3,602
Home Depot, Inc.
229 84,339
LKQ Corp.
107 4,330
Lowe's Cos., Inc.
232 52,369
MGM Resorts International *
91 2,880
NIKE, Inc., Class B
485 29,386
Starbucks Corp.
467 39,205
TJX Cos., Inc.
189 23,984
Tractor Supply Co.
101 4,888
Ulta Beauty, Inc. *
19 8,958
Yum! Brands, Inc.
65 9,356
(Cost $338,505)
338,342
Consumer Staples — 7.3%
Archer-Daniels-Midland Co.
197 9,509
Bunge Global SA
55 4,298
Church & Dwight Co., Inc.
101 9,929
Clorox Co.
51 6,726
Coca-Cola Co.
1,591 114,711
Colgate-Palmolive Co.
187 17,380
Conagra Brands, Inc.
197 4,509
Estee Lauder Cos., Inc., Class A
96 6,426
General Mills, Inc.
226 12,263
Hershey Co.
61 9,802
Number
of Shares Value $
J M Smucker Co.
44 4,955
Kellanova
111 9,172
Keurig Dr Pepper, Inc.
558 18,788
Kimberly-Clark Corp.
136 19,552
Kraft Heinz Co.
359 9,596
Kroger Co.
274 18,695
McCormick & Co., Inc.
104 7,564
Molson Coors Beverage Co.,
Class B
71 3,805
Mondelez International, Inc.,
Class A
531 35,837
PepsiCo, Inc.
563 74,006
Target Corp.
188 17,674
The Campbell's Company
81 2,757
Walgreens Boots Alliance, Inc.
295 3,319
Walmart, Inc.
588 58,048
(Cost $486,128)
479,321
Energy — 6.8%
APA Corp.
152 2,586
Baker Hughes Co.
407 15,079
ConocoPhillips
524 44,723
Devon Energy Corp.
270 8,170
Diamondback Energy, Inc.
77 10,360
EOG Resources, Inc.
231 25,080
EQT Corp.
244 13,452
Expand Energy Corp.
86 9,987
Exxon Mobil Corp.
1,788 182,912
Halliburton Co.
357 6,994
Kinder Morgan, Inc.
796 22,320
Marathon Petroleum Corp.
130 20,896
Occidental Petroleum Corp.
278 11,337
ONEOK, Inc.
112 9,054
Phillips 66
170 19,292
Schlumberger NV
576 19,037
Valero Energy Corp.
130 16,766
Williams Cos., Inc.
240 14,522
(Cost $464,609)
452,567
Financials — 17.0%
Aflac, Inc.
204 21,122
Allstate Corp.
109 22,876
American International Group,
Inc.
243 20,567
Aon PLC, Class A
44 16,372
Assurant, Inc.
21 4,263
Bank of America Corp.
2,720 120,034
Bank of New York Mellon Corp.
135 11,962
Blackrock, Inc.
59 57,813
Capital One Financial Corp.
255 48,233
Cboe Global Markets, Inc.
43 9,852
Charles Schwab Corp.
700 61,838
Chubb Ltd.
153 45,472

2 | DBX ETF Trust
Schedule of Investments
Xtrackers S&P 500 Value Scored & Screened ETF
(Continued)
May 31, 2025 (Unaudited)
Number
of Shares Value $
Citigroup, Inc.
771 58,072
Citizens Financial Group, Inc.
179 7,223
CME Group, Inc.
148 42,772
FactSet Research Systems, Inc.
9 4,124
Fidelity National Information
Services, Inc.
218 17,355
Fifth Third Bancorp
275 10,502
Franklin Resources, Inc.
126 2,727
Global Payments, Inc.
102 7,712
Goldman Sachs Group, Inc.
128 76,858
Hartford Insurance Group, Inc.
53 6,881
Huntington Bancshares, Inc.
596 9,315
Intercontinental Exchange, Inc.
113 20,317
Invesco Ltd.
184 2,661
Jack Henry & Associates, Inc.
18 3,261
KeyCorp
408 6,471
M&T Bank Corp.
68 12,419
MarketAxess Holdings, Inc.
15 3,246
Marsh & McLennan Cos., Inc.
113 26,404
MetLife, Inc.
238 18,702
Moody's Corp.
30 14,380
Morgan Stanley
279 35,720
Nasdaq, Inc.
100 8,354
Northern Trust Corp.
80 8,539
PayPal Holdings, Inc. *
134 9,418
PNC Financial Services Group,
Inc.
163 28,331
Principal Financial Group, Inc.
86 6,699
Prudential Financial, Inc.
146 15,168
Raymond James Financial, Inc.
25 3,674
Regions Financial Corp.
373 7,997
S&P Global, Inc.
68 34,874
State Street Corp.
118 11,361
T. Rowe Price Group, Inc.
91 8,517
Truist Financial Corp.
540 21,330
US Bancorp
641 27,941
Wells Fargo & Co.
1,351 101,028
Willis Towers Watson PLC
21 6,648
(Cost $938,700)
1,127,405
Health Care — 15.4%
Abbott Laboratories
709 94,708
AbbVie, Inc.
419 77,980
Agilent Technologies, Inc.
117 13,095
Amgen, Inc.
126 36,311
Baxter International, Inc.
210 6,405
Becton Dickinson & Co.
118 20,366
Biogen, Inc. *
60 7,787
Bristol-Myers Squibb Co.
834 40,265
Cardinal Health, Inc.
100 15,444
Cencora, Inc.
71 20,678
Centene Corp. *
204 11,514
Number
of Shares Value $
Charles River Laboratories
International, Inc. *
21 2,848
Cigna Group
112 35,464
CVS Health Corp.
518 33,173
Danaher Corp.
263 49,944
Edwards Lifesciences Corp. *
242 18,929
Elevance Health, Inc.
95 36,465
GE HealthCare Technologies,
Inc.
188 13,261
Gilead Sciences, Inc.
510 56,141
Humana, Inc.
50 11,656
Incyte Corp. *
20 1,301
IQVIA Holdings, Inc. *
69 9,683
Medtronic PLC
527 43,730
Merck & Co., Inc.
1,039 79,837
Mettler-Toledo International,
Inc. *
5 5,778
Moderna, Inc. *
139 3,692
Quest Diagnostics, Inc.
46 7,974
Regeneron Pharmaceuticals, Inc.
43 21,082
Revvity, Inc.
50 4,521
Stryker Corp.
66 25,254
Thermo Fisher Scientific, Inc.
157 63,243
UnitedHealth Group, Inc.
378 114,122
Viatris, Inc.
493 4,333
Waters Corp. *
13 4,540
Zoetis, Inc.
184 31,028
(Cost $1,169,208)
1,022,552
Industrials — 6.5%
Allegion PLC
17 2,426
AMETEK, Inc.
50 8,937
Broadridge Financial Solutions,
Inc.
27 6,556
C.H. Robinson Worldwide, Inc.
49 4,703
Carrier Global Corp.
172 12,246
CSX Corp.
427 13,489
Deere & Co.
58 29,363
Dover Corp.
31 5,510
Emerson Electric Co.
74 8,834
Fastenal Co.
202 8,351
Fortive Corp.
140 9,827
GE Aerospace
259 63,691
Illinois Tool Works, Inc.
65 15,930
JB Hunt Transport Services, Inc.
33 4,582
Johnson Controls International
PLC
271 27,471
Masco Corp.
51 3,183
Norfolk Southern Corp.
93 22,982
Otis Worldwide Corp.
163 15,542
PACCAR, Inc.
97 9,104
Pentair PLC
24 2,380
Rockwell Automation, Inc.
46 14,515

DBX ETF Trust | 3
Schedule of Investments
Xtrackers S&P 500 Value Scored & Screened ETF
(Continued)
May 31, 2025 (Unaudited)
Number
of Shares Value $
Southwest Airlines Co.
243 8,111
Stanley Black & Decker, Inc.
63 4,122
Union Pacific Corp.
248 54,972
United Parcel Service, Inc.,
Class B
300 29,262
Veralto Corp.
53 5,355
Verisk Analytics, Inc.
33 10,367
Waste Management, Inc.
71 17,109
Xylem, Inc.
100 12,604
(Cost $385,807)
431,524
Information Technology
— 28.7%
Accenture PLC, Class A
257 81,423
Adobe, Inc. *
104 43,169
Advanced Micro Devices, Inc. *
666 73,746
Akamai Technologies, Inc. *
62 4,708
Analog Devices, Inc.
204 43,652
Apple, Inc.
2,824 567,200
Cisco Systems, Inc.
1,636 103,133
Corning, Inc.
317 15,720
Dell Technologies, Inc., Class C
68 7,566
First Solar, Inc. *
21 3,320
Hewlett Packard Enterprise Co.
539 9,314
HP, Inc.
385 9,587
Intel Corp.
1,779 34,779
Jabil, Inc.
45 7,560
Keysight Technologies, Inc. *
71 11,150
Lam Research Corp.
527 42,576
Micron Technology, Inc.
458 43,263
Microsoft Corp.
1,466 674,888
NetApp, Inc.
44 4,363
NXP Semiconductors NV
63 12,041
ON Semiconductor Corp. *
173 7,269
QUALCOMM, Inc.
454 65,921
Seagate Technology Holdings
PLC
87 10,261
TE Connectivity PLC
123 19,689
Western Digital Corp. *
143 7,372
(Cost $1,812,770)
1,903,670
Materials — 4.0%
Air Products and Chemicals, Inc.
91 25,381
Albemarle Corp.
48 2,677
Amcor PLC
940 8,563
Avery Dennison Corp.
33 5,865
Ball Corp.
123 6,590
Dow, Inc.
289 8,017
Ecolab, Inc.
53 14,078
Freeport-McMoRan, Inc.
590 22,703
International Flavors &
Fragrances, Inc.
105 8,039
Linde PLC
196 91,646
Number
of Shares Value $
LyondellBasell Industries NV,
Class A
106 5,988
Mosaic Co.
131 4,734
Newmont Corp.
468 24,673
PPG Industries, Inc.
95 10,526
Sherwin-Williams Co.
41 14,711
Smurfit WestRock PLC
203 8,796
(Cost $252,654)
262,987
Real Estate — 3.6%
Alexandria Real Estate Equities,
Inc. REIT
63 4,422
American Tower Corp. REIT
192 41,213
AvalonBay Communities, Inc.
REIT
33 6,823
BXP, Inc. REIT
60 4,040
CoStar Group, Inc. *
173 12,726
Digital Realty Trust, Inc. REIT
130 22,298
Equinix, Inc. REIT
21 18,665
Equity Residential REIT
141 9,890
Extra Space Storage, Inc. REIT
48 7,255
Federal Realty Investment Trust
REIT
32 3,055
Healthpeak Properties, Inc. REIT
287 4,997
Host Hotels & Resorts, Inc. REIT
105 1,626
Kimco Realty Corp. REIT
279 5,932
Prologis, Inc. REIT
381 41,377
Regency Centers Corp. REIT
67 4,834
SBA Communications Corp.
REIT
44 10,203
Ventas, Inc. REIT
178 11,442
Welltower, Inc. REIT
116 17,896
Weyerhaeuser Co. REIT
298 7,721
(Cost $231,913)
236,415
Utilities — 1.6%
American Water Works Co., Inc.
80 11,438
CenterPoint Energy, Inc.
268 9,980
Consolidated Edison, Inc.
143 14,942
Entergy Corp.
175 14,574
Eversource Energy
151 9,786
Exelon Corp.
411 18,010
Public Service Enterprise Group,
Inc.
109 8,832
Sempra
260 20,434
(Cost $97,720)
107,996
TOTAL COMMON STOCKS
(Cost $6,387,794)
6,612,272
EXCHANGE-TRADED FUNDS
— 0.1%
SPDR Portfolio S&P 500 Value
ETF
5 253
Vanguard S&P 500 Value ETF
5 913
(Cost $1,134)
1,166

4 | DBX ETF Trust
Schedule of Investments
Xtrackers S&P 500 Value Scored & Screened ETF
(Continued)
May 31, 2025 (Unaudited)
Hidden Row
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2025 in valuing the Fund’s investments.
Number
of Shares Value $
CASH EQUIVALENTS — 0.0%
DWS Government Money Market
Series "Institutional Shares",
4.26% (a)
(Cost $2,956)
2,956 2,956
TOTAL INVESTMENTS — 99.9%
(Cost $6,391,884)
6,616,394
Other assets and liabilities,
net — 0.1%
9,906
NET ASSETS — 100.0%
6,626,300
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2025 is as follows:
Value ($) at
8/31/2024
Purchases Cost
($)
Sales Proceed s
($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
5/31/2025
Value ($) at
5/31/2025
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares", 4.22% (a)(b)
2,333 — (2,333) (c) — — 4 — — —
CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series "Institutional Shares", 4.26% (a)
2,715 217,809 (217,568) — — 314 — 2,956 2,956
5,048 217,809 (219,901) — — 318 — 2,956 2,956
*
Non-income producing security.
(a)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b)
Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c)
Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2025.
REIT: Real Estate Investment Trust
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 6,612,272 $ — $ — $ 6,612,272
Exchange-Traded Funds
1,166 — — 1,166
Short-Term Investments (a)
2,956 — — 2,956
TOTAL
$ 6,616,394 $ — $ — $ 6,616,394
(a)
See Schedule of Investments for additional detailed categorizations.

DBX ETF Trust | 5
Schedule of Investments
Xtrackers S&P 500 Value Scored & Screened ETF
(Continued)
May 31, 2025 (Unaudited)
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
SNPV-PH3